BETTER 10K - STOCK-BASED COMPENSATION - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	May 31, 2017
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Cumulative stock options granted (in shares)				1,859,781
Stock authorized for grant (in shares)				31,871,248
Cost not yet recognized, stock options		$ 19.4
Intrinsic value of stock options exercised		$ 8.6	$ 157.9
Weighted average grant-date fair value of stock options granted (in dollars per share)		$ 8.37	$ 10.20
Grant date fair value of stock options vested		$ 26.7	$ 40.0
Stock options exercised, not vested, restricted, liability	$ 1.6	$ 1.7	$ 6.1
Stock options, exercised, not vested, restricted (in shares)	1,792,102	1,944,049	3,872,691
Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Term of award	10 years	10 years
Vesting period	4 years	4 years
Cost not yet recognized, period for recognition		2 years 2 months 26 days
RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period		4 years
Cost not yet recognized, period for recognition		2 years 8 months 19 days
Cost not yet recognized, other awards		$ 33.5